Net Loss Per Share - Antidilutive Shares (Details) - shares	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		36,012,752	149,459,933	45,982,284	149,303,108	45,722,414	149,253,801	147,330,749	149,491,092
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	129,148,393	0	129,148,393	0	129,148,393	0	129,148,393	129,148,393	129,148,393
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		14,355,066	16,790,437	17,423,238	16,633,612	17,021,827	16,584,305	14,661,253	16,821,596
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares				6,901,360	0	7,042,901	0
RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		0	2,535,825	0	2,535,825	0	2,535,825	2,535,825	2,535,825
Brookfield SAFE
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		5,000,000	0	5,000,000	0	5,000,000	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares		16,657,686	985,278	16,657,686	985,278	16,657,686	985,278	985,278	985,278